2014 Private Placements (Detail) (USD $)	6 Months Ended
Jun. 30, 2014
Class of Warrant or Right [Line Items]
Proceeds	$ 27,375,000
Fair value of warrants	(30,987,900)
Fair value of conversion features	(25,602,600)
Convertible promissory notes
Fair value of amounts in excess of proceeds	(29,215,500)
January
Class of Warrant or Right [Line Items]
Proceeds	11,325,000
Fair value of warrants	(8,871,000)
Fair value of conversion features	(6,342,600)
Convertible promissory notes
Fair value of amounts in excess of proceeds	(3,888,600)
February
Class of Warrant or Right [Line Items]
Proceeds	16,050,000
Fair value of warrants	(22,116,900)
Fair value of conversion features	(19,260,000)
Convertible promissory notes
Fair value of amounts in excess of proceeds	$ (25,326,900)